Impairment Testing	12 Months Ended
Dec. 31, 2021
Impairment Testing [Abstract]
Note 12 - Impairment Testing
Note 12 - Impairment Testing

A.	Impairment testing for intangible assets with an indefinite useful life

The goodwill is not monitored for internal reporting purposes and, accordingly, it is allocated to the Company’s operating segments and not to the cash-generating units, the level of which is lower than the operating segment, as long as the acquired unit is presented in the Company’s reportable segments. The examination of impairment of the carrying amount of the goodwill is made accordingly.

For impairment testing purpose, the trademarks with indefinite useful life were allocated to the cash-generating units, which represent the lowest level within the Company.

The carrying amounts of intangible assets with an indefinite useful life are as follows:

As of December 31
2021	2020
$ millions	$ millions

Goodwill
Phosphate Solutions	114	116
Industrial Products	91	94
Innovative Ag. Solutions*	260	73
Potash	19	19
Other	18	18
	502	320

Trademarks	32	33

	534	353

*      The increase is mainly from the acquisitions of Fertiláqua and ADS businesses. For further information, see Note 8B.

The Company conducted its annual impairment test of goodwill during the third quarter and did not identify any impairment. The recoverable amount of the operating segments was determined based on their value in use, which is an internal valuation of the discounted future cash flows generated from the continuing operations of the operating segments.

The future cash flow of each operating segment was based on the segment approved five-year plan, which includes the segment estimations for revenues, operating income and other factors, such as working capital and capital expenditures. The segments’ projections were based, among other things, on the assumed sales volume growth rates based on long-term expectations, internal selling prices and raw materials prices based on external data sources, when applicable and relevant.

The key assumptions used to calculate the operating segments’ recoverable amounts are the nominal after‑tax discount rate of 8% and the long‑term growth rate of 2%, reflecting the industries and markets the Company is involved in.